Right-of-use assets and Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets
Right-of-use assets as of January 1, 2019 were comprised of the following:

($ millions)	January 1, 2019
Land	20
Buildings	226
Machinery & equipment and other assets	33
Total right-of-use assets(1)(2)	279

(1)
Right-of-use assets of $79 million associated with prior year finance leases were included within Property, plant and equipment as of December 31, 2018 as disclosed in Note 8 to the Combined Financial Statements in the Form 20-F.

(2)
Right-of-use assets, related to operating leases at the date of implementation of IFRS 16, were higher than the lease liabilities at the date of implementation of IFRS 16 by $3 million, due to the net impact of prepayments and accrued lease payments recognized at December 31, 2018. This impact was offset by the lease liability related to the finance lease exceeding the corresponding capital asset by $10 million.
Right-of-use assets as of June 30, 2019 of $266 million were comprised of the following:

($ millions)	Balance at June 30, 2019
Land	21
Buildings	217
Machinery & equipment and other assets	28
Total	266

Depreciation charges of $15 million and $29 million for the three and six months ended June 30, 2019 are shown in the table below by underlying class of asset:

($ millions)	Three months ended June 30, 2019	Six months ended June 30, 2019
Land	—	1
Buildings	10	19
Machinery & equipment and other assets	5	9
Total	15	29

Disclosure of additional information about leasing activities for lessee
The following table provides additional disclosures related to right-of-use assets and lease liabilities:

	Three months ended	Six months ended
($ millions)	June 30, 2019	June 30, 2019
Interest expense on lease liabilities	3	5
Expense on short-term and low value leases	1	2
Total cash outflows for leases	12	24
Thereof: Repayment of lease liabilities	11	22

The reconciliation of lease commitments disclosed as of December 31, 2018 and lease liability recorded on January 1, 2019 is as follows:

($ millions)
Operating lease commitments as of December 31, 2018(1)	222
Effect of discounting	(21)
Operating leases discounted using the incremental borrowing rate(2)	201
Finance lease liabilities recognized as of December 31, 2018	89
Recognition exemption for short term and low-value leases	(4)
Lease liability as of January 1, 2019	286

(1)	As reported in Note 23 to the Combined Financial Statements in the Form 20-F.
(2)
Weighted average incremental borrowing rate of 2.9% was applied at January 1, 2019, the date of implementation of IFRS 16, Leases.

Disclosure of maturity analysis of lease payments	The maturity analysis of the lease liability as of June 30, 2019, is as follows:

($ millions)	June 30, 2019
Less than one year	53
Between one and two years	37
Between two and three years	32
Between three and four years	26
Between four and five years	15
After five years	110
Total lease liabilities	273